Goodwill and Other Intangibles - Summary of Intangible Assets (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,546.1	$ 1,571.4	$ 1,689.7
Accumulated Amortization	(526.9)	(423.9)	(417.5)
Net	1,019.2	1,147.5	1,272.2
Indefinite-lived trademarks	292.5	294.1	292.0
Intangible assets, gross	1,838.6	1,865.5	1,981.7
Intangible assets, net	1,311.7	1,441.6	1,564.2
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	1,095.6	1,099.2	1,102.0
Accumulated Amortization	(334.2)	(268.2)	(180.4)
Net	761.4	831.0	921.6
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross	321.0	328.2
Accumulated Amortization	(130.9)	(105.4)
Net	190.1	222.8
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Gross	92.9	103.3
Accumulated Amortization	(45.8)	(35.8)
Net	47.1	67.5
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross	36.6	38.6	38.6
Accumulated Amortization	(16.0)	(12.4)	(7.7)
Net	$ 20.6	26.2	30.9
Favorable operating leases
Finite-Lived Intangible Assets [Line Items]
Gross		2.1	2.1
Accumulated Amortization		(2.1)	(1.8)
Net		$ 0.0	$ 0.3